Goodwill and intangible assets, net - Narrative (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, impairment loss					$ 0	$ 0	$ 0
Amortization of long-lived intangible assets	$ 36	$ 36	$ 105	$ 112	$ 139	$ 162	$ 105